NASDAQ

CERTNAS

001-35013

William Slattery
Vice President
Listing Qualifications

By Electronic Delivery to: filer-support@sec.gov

10013945

December 16, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 16, 2010 The Nasdaq Stock Market (the "Exchange") received from QAD Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Class A Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery